Portfolio of Investments
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 2.3%
Wireless Telecommunication Services 2.3%
Telephone and Data Systems, Inc.	83,900	1,547,116
Total Communication Services		1,547,116
Consumer Discretionary 13.3%
Auto Components 1.9%
Motorcar Parts of America, Inc.(a)	81,700	1,271,252
Diversified Consumer Services 0.4%
Regis Corp.(a)	41,500	254,810
Hotels, Restaurants & Leisure 6.8%
Extended Stay America, Inc.	60,000	717,000
Penn National Gaming, Inc.(a)	31,578	2,295,721
Texas Roadhouse, Inc.	26,860	1,632,819
Total		4,645,540
Household Durables 3.0%
KB Home	23,555	904,277
Lennar Corp., Class A	9,416	769,099
Taylor Morrison Home Corp., Class A(a)	14,416	354,489
Total		2,027,865
Specialty Retail 1.2%
Aaron’s, Inc.	14,000	793,100
Total Consumer Discretionary		8,992,567
Consumer Staples 3.5%
Food Products 3.5%
Nomad Foods Ltd.(a)	93,600	2,384,928
Total Consumer Staples		2,384,928
Energy 1.3%
Energy Equipment & Services 0.9%
Exterran Corp.(a)	64,500	268,320
Patterson-UTI Energy, Inc.	119,810	341,458
Total		609,778
Oil, Gas & Consumable Fuels 0.4%
WPX Energy, Inc.(a)	60,000	294,000
Total Energy		903,778
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 20.4%
Banks 5.2%
Pacific Premier Bancorp, Inc.	79,440	1,599,922
Popular, Inc.	28,000	1,015,560
TCF Financial Corp.	38,000	887,680
Total		3,503,162
Insurance 8.8%
CNO Financial Group, Inc.	60,000	962,400
Hanover Insurance Group, Inc. (The)	16,900	1,574,742
Lincoln National Corp.	31,300	980,629
National General Holdings Corp.	73,000	2,463,750
Total		5,981,521
Mortgage Real Estate Investment Trusts (REITS) 0.7%
Ladder Capital Corp., Class A	66,435	473,017
Thrifts & Mortgage Finance 5.7%
Axos Financial, Inc.(a)	85,979	2,004,171
Radian Group, Inc.	127,363	1,860,773
Total		3,864,944
Total Financials		13,822,644
Health Care 6.8%
Biotechnology 1.6%
Ligand Pharmaceuticals, Inc.(a)	11,500	1,096,180
Health Care Equipment & Supplies 1.5%
CONMED Corp.	13,000	1,022,710
Health Care Providers & Services 1.7%
LHC Group, Inc.(a)	5,500	1,169,080
Life Sciences Tools & Services 2.0%
Syneos Health, Inc.(a)	25,000	1,329,000
Total Health Care		4,616,970
Industrials 18.0%
Aerospace & Defense 5.0%
Cubic Corp.	42,400	2,466,408
Curtiss-Wright Corp.	10,248	955,729
Total		3,422,137
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Airlines 1.3%
Spirit Airlines, Inc.(a)	54,000	869,400
Commercial Services & Supplies 2.8%
Waste Connections, Inc.	18,190	1,888,122
Electrical Equipment 1.1%
Bloom Energy Corp., Class A(a)	40,368	725,413
Machinery 5.2%
ITT, Inc.	15,000	885,750
Kennametal, Inc.	36,000	1,041,840
Rexnord Corp.	53,667	1,601,423
Total		3,529,013
Road & Rail 2.6%
Knight-Swift Transportation Holdings, Inc.	44,340	1,804,638
Total Industrials		12,238,723
Information Technology 14.1%
Communications Equipment 4.6%
Extreme Networks, Inc.(a)	263,400	1,058,868
Viavi Solutions, Inc.(a)	172,200	2,019,906
Total		3,078,774
IT Services 5.3%
CACI International, Inc., Class A(a)	8,187	1,745,141
EPAM Systems, Inc.(a)	5,675	1,834,614
Total		3,579,755
Semiconductors & Semiconductor Equipment 4.2%
Kulicke & Soffa Industries, Inc.	60,000	1,344,000
MACOM Technology Solutions Holdings, Inc.(a)	45,000	1,530,450
Total		2,874,450
Total Information Technology		9,532,979
Materials 7.6%
Chemicals 2.4%
Minerals Technologies, Inc.	31,700	1,619,870
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 2.2%
Summit Materials, Inc., Class A(a)	89,400	1,478,676
Containers & Packaging 2.1%
O-I Glass, Inc.	135,080	1,430,497
Metals & Mining 0.9%
Warrior Met Coal, Inc.	35,000	597,800
Total Materials		5,126,843
Real Estate 7.5%
Equity Real Estate Investment Trusts (REITS) 7.5%
First Industrial Realty Trust, Inc.	30,000	1,194,000
Gaming and Leisure Properties, Inc.	44,873	1,657,160
Physicians Realty Trust	60,000	1,074,600
QTS Realty Trust Inc., Class A	18,000	1,134,360
Total		5,060,120
Total Real Estate		5,060,120
Utilities 2.8%
Electric Utilities 2.8%
PNM Resources, Inc.	20,000	826,600
Portland General Electric Co.	31,100	1,104,050
Total		1,930,650
Total Utilities		1,930,650
Total Common Stocks (Cost $63,305,716)		66,157,318

Money Market Funds 2.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(b),(c)	1,683,022	1,682,853
Total Money Market Funds (Cost $1,683,017)		1,682,853
Total Investments in Securities (Cost: $64,988,733)		67,840,171
Other Assets & Liabilities, Net		(62,462)
Net Assets		67,777,709

2	Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Small Cap Value Fund, September 30, 2020 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(c)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	1,077,783	9,695,745	(9,090,511)	(164)	1,682,853	465	4,592	1,683,022
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Small Cap Value Fund | Quarterly Report 2020	3